Expense Example, No Redemption (Vanguard Inflation-Protected Securities Fund Participant:)	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128